Basis of Presenting Financial Statements	12 Months Ended
Dec. 31, 2019
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Basis of Presenting Financial Statements
2.	Basis of Presenting Financial Statements

(a)	Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board.
The consolidated financial statements were authorized for issuance by the Board of Directors on January 30, 2020.

(b)	Basis of Measurement
The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the consolidated statements of financial position:

•
derivative financial instruments at fair value, financial assets at fair value through profit or loss (“FVTPL”), financial assets at fair value through other comprehensive income (“FVOCI”), financial liabilities at fair value through profit or loss(“FVTPL”), and

•	net defined benefit liabilities (defined benefit assets) recognized at the present value of defined benefit obligations less the fair value of plan assets

(c)	Functional and Presentation Currency
Each subsidiary’s financial statements within the Group are presented in the subsidiary’s functional currency, which is the currency of the primary economic environment in which each subsidiary operates. The consolidated financial statements are presented in Korean won, which is the Controlling Company’s functional currency.

(d)	Use of Estimates and Judgments
The preparation of the consolidated financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Financial instruments (note 3(f))

•	Intangible assets (note 3( j ), 10)

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next 12 months is included in the following notes:

•	Provisions (note 3(m), 13)

•	Inventories (note 3(e), 7)

•	Property, Plant and Equipment (note 9)

•	Intangible assets (note 10)

•	Employee benefits (note 12)

•	Deferred tax assets and liabilities (note 24)